Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
(loss) Income Attributable To Equity Holders Of The Parent	$ (742,076)	$ 10,402,779	$ 18,101,481
Weighted Average Number Of Ordinary Shares	1,505,170,408	1,505,170,408	1,505,170,408